Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer and, as such, is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the services of the Company's officers. Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate.
Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), which is also controlled by Mr. Konstantakopoulos, or through or together with a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. Up to April 2013, Costamare Shipping also provided such services through Ciel Shipmanagement S.A. (“CIEL”), another company controlled by Mr. Konstantakopoulos.  We refer to Costamare Shipping and Shanghai Costamare and, up to April 2013, CIEL as our “affiliated managers”.
Pursuant to the management agreement, Costamare Shipping receives a daily fee for each containership as follows: (i) for each containership (subject to any charter other than a bareboat charter) it receives a daily fee of $0.884 since January 1, 2013 ( $0.850 for 2012 and 2011), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel, (ii) for each containership subject to a bareboat charter it receives a daily fee of $0.442 since January 1, 2013 ($0.425 for 2012 and 2011), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel.
The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company, provided that such flat fee (which is fixed at the time of the ordering of any newbuild and remains constant until its delivery) will be annually adjusted upwards by 4% for any vessels ordered after December 31, 2012, with further annual increases permitted to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases, and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership was fixed until December 31, 2012 and is thereafter annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece. Since April 2013, the Cell has provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company's container vessels (including all container vessels previously managed by CIEL), pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee.  Costamare Shipping remains the head manager for all vessels owned by the Company.
The Cell also offers ship management services to third-party owners. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Group Management Agreement. As at December 31, 2013, the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services to 18 Costamare Inc. vessels.
Management fees charged by the Manager in the years ended December 31, 2011, 2012 and 2013, amounted to $12,038, $12,208 and $15,570, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $3,139 for the year ended December 31, 2013 ($2,873 for the year ended December 31, 2012 and $2,877 for the year ended December 31, 2011), representing a fee of 0.75% on all gross revenues, as provided in the management agreements with each subsidiary, which is separately reflected as Voyage expenses-related parties in the accompanying consolidated statements of income for the years ended December 31, 2011, 2012 and 2013, respectively, (ii) $1,000 for the services of the Company's officers in aggregate, which is separately reflected as General and administrative expenses-related parties in the accompanying consolidated statements of income for the year ended December 31, 2013 ($1,000 for the year ended December 31, 2012 and $1,000 for the year ended December 31, 2011) and (iii) $2,450 supervision fees for seven newbuild vessels, which is included in Advances for vessels acquisition in the accompanying 2013 consolidated balance sheet ($3,500 for ten vessels which is recorded in Advances for vessels acquisition in the accompanying 2012 consolidated balance sheet). Furthermore, in accordance with the management agreement with V.Ships Greece, V.Ships Greece has been provided the amount of $1,350 ($75 per vessel) as working capital security, which is included in Accounts receivable, non-current in the accompanying 2013 consolidated balance sheet.
During the year ended December 31, 2013, the Manager charged in aggregate to the companies established pursuant to the Framework Agreement (Notes 9 and 10) the amount of $1,070 for services provided in accordance with the respective management agreements
The balance due from the Manager at December 31, 2012 and 2013, amounted to $1,561 and $2,076, respectively, which are included in Due from related parties in the accompanying 2012 and 2013 consolidated balance sheets.
(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012, Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL was not part of the consolidated group of the Company but was an affiliated manager up to April 2013. CIEL, up to April 2013, provided the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel ($0.600 in 2012 and 2011). CIEL specialized, although not exclusively, in managing containerships of up to 3,500 TEU. As of December 31, 2013, CIEL did not provide technical, crewing, provisioning, bunkering, sale and purchase and accounting services, or other commercial services, to any (twelve at December 31, 2012) of the Company's containerships. Management fees charged by CIEL in 2011, 2012 and 2013 amounted to $3,311, $2,963 and $1,010, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2012 and 2013, amounted to $1,055 and $603, respectively and is included in Due from related parties in the accompanying consolidated balance sheets.

(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Shanghai Costamare's General Manager, Mr. Shen Xiao Dong. Shanghai Costamare is a company incorporated in the Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is an affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2013, Shanghai Costamare provided such services to nine (nine as of December 31, 2012) of the Company's containerships. There was no balance due from/to Shanghai Costamare at both December 31, 2012 and 2013.